Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 28, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.
Post-Effective Amendment No. 138
(File Nos. 33-20827 and 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 138 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and will become effective on December 31, 2010 pursuant to sub-paragraph (a)(1) of Rule 485. The purpose of the Amendment is to bring the prospectus and statement of additional information included in the Amendment into compliance with the recent amendments to Form N-1A for the Company’s Bogle Small Cap Growth Fund, Marvin & Palmer Large Cap Growth Fund, Money Market Portfolio, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco WPG Small Cap Value Fund, SAM Sustainable Global Active Fund, Schneider Small Cap Value Fund, Schneider Value Fund, and Senbanc Fund. The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Company.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann